Note 6 - Stock-based Compensation - Stock Compensation Activity (Details) - USD ($)	9 Months Ended	12 Months Ended		24 Months Ended
	Jun. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022
Outstanding, shares (in shares)	98,626	124,495
Outstanding, weighted average exercise price (in dollars per share)	$ 52.00	$ 58.00
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term (Year)	5 years 8 months 19 days	1 year 4 months 9 days	1 year 9 months 29 days	1 year 5 months 15 days
Outstanding, aggregate intrinsic value	$ 0	$ 16,900	$ 140,151	$ 16,900
Awarded, shares (in shares)	24,500	6,625
Awarded, weighted average exercise price (in dollars per share)	$ 8.00	$ 6.00
Forfeited/Cancelled, shares (in shares)	(19,101)	(32,494)
Forfeited/Cancelled, weighted average exercise price (in dollars per share)	$ 70.00	$ 70.00
Outstanding, shares (in shares)	104,025	98,626	124,495	98,626
Outstanding, weighted average exercise price (in dollars per share)	$ 39.00	$ 52.00	$ 58.00	$ 52.00
Vested, shares (in shares)	79,409	82,522
Vested, weighted average exercise price (in dollars per share)	$ 48.00	$ 58.00
Vested, weighted average remaining contractual term (Year)	4 years 10 months 6 days	1 year 6 months 7 days
Vested, aggregate intrinsic value	$ 0	$ 0
Vested and expected to vest, shares (in shares)	104,325	98,626		98,626
Vested and expected to vest weighted average exercise price (in dollars per share)	$ 39.00	$ 52.00		$ 52.00
Vested and expected to vest, weighted average remaining contractual term (Year)	5 years 8 months 19 days	1 year 5 months 15 days
Vested and expected to vest, aggregate intrinsic value	$ 0	$ 16,900		$ 16,900